Cover Page	Nov. 10, 2026
Cover [Abstract]
Entity Central Index Key	0001383312
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	BROADRIDGE FINANCIAL SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33220
Entity Tax Identification Number	33-1151291
Entity Address, Address Line One	605 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10158
City Area Code	212
Local Phone Number	918-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BR
Security Exchange Name	NYSE
Amendment Flag	false